Credit facilities and long-term debt - Carrying Amount and Fair Value of Debt Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Loans from third parties	$ 25,143	$ 2
Loans from related parties	8,465	267,668
Lease liabilities	12,386	11,737
Total current borrowings and lease liabilities	45,994	279,407
Non-current
Long-term borrowings	358,222	76,262
Lease liabilities	55,967	53,744
Total non-current borrowings and lease liabilities	414,189	130,006
Total borrowings	460,183	409,413
At fair value
Current
Loans from third parties	25,143	2
Loans from related parties	8,465	264,446
Lease liabilities	12,022	11,395
Total current borrowings and lease liabilities	45,630	275,843
Non-current
Long-term borrowings	361,052	75,330
Lease liabilities	43,598	41,246
Total non-current borrowings and lease liabilities	404,650	116,576
Total borrowings	$ 450,280	$ 392,419